Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 6,708	$ 6,739	$ 6,708	$ 7,767
Deferred tax liability	$ (1,536)	(1,697)	(1,536)	$ (1,713)
Net deferred tax assets (liabilities)		$ 5,042	$ 5,172		$ 6,054